UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00058)

Exact name of registrant as specified in charter:	George Putnam Balanced Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	April 30, 2017

Item 1. Schedule of Investments:

George Putnam Balanced Fund

The fund's portfolio
4/30/17 (Unaudited)

COMMON STOCKS (59.7%)(a)
	Shares	Value

Basic materials (2.2%)

Akzo Nobel NV (Netherlands)	8,447	$738,682

Albemarle Corp.	23,434	2,552,197

ArcelorMittal SA (France)(NON)	42,723	337,076

Axalta Coating Systems, Ltd.(NON)	30,682	962,494

CF Industries Holdings, Inc.(S)	25,267	675,640

Dow Chemical Co. (The)	28,052	1,761,666

E. I. du Pont de Nemours & Co.	19,801	1,579,130

Fortune Brands Home & Security, Inc.	40,870	2,605,054

Freeport-McMoRan, Inc. (Indonesia)(NON)	36,281	462,583

Iluka Resources, Ltd. (Australia)	48,906	307,615

KapStone Paper and Packaging Corp.	43,984	927,623

LANXESS AG (Germany)	11,359	820,353

Martin Marietta Materials, Inc.	3,778	831,878

Nucor Corp.	9,135	560,250

PPG Industries, Inc.	9,530	1,046,775

RPC Group PLC (United Kingdom)	36,716	385,667

Sealed Air Corp.	37,336	1,643,531

Sherwin-Williams Co. (The)	10,846	3,629,939

Sociedad Quimica y Minera de Chile SA ADR (Chile)	28,875	1,026,506

Steel Dynamics, Inc.	4,138	149,547

United States Steel Corp.	12,528	279,625

W.R. Grace & Co.	31,875	2,222,325

		25,506,156
Capital goods (4.1%)

Airbus SE (France)	36,158	2,923,689

Ball Corp.	12,346	949,284

Dover Corp.	53,294	4,203,831

Fortive Corp.	86,698	5,484,515

Johnson Controls International PLC	117,234	4,873,417

KION Group AG (Germany)	47,395	3,210,705

Komatsu, Ltd. (Japan)	206,400	5,502,766

Northrop Grumman Corp.	20,094	4,942,320

Raytheon Co.	38,771	6,017,647

Republic Services, Inc.	74,277	4,678,708

Stericycle, Inc.(NON)	22,052	1,881,918

United Technologies Corp.	31,189	3,711,179

		48,379,979
Communication services (3.1%)

American Tower Corp.(R)	25,638	3,228,850

AT&T, Inc.	208,943	8,280,411

Charter Communications, Inc. Class A(NON)	16,221	5,598,840

Comcast Corp. Class A	209,288	8,201,997

DISH Network Corp. Class A(NON)	32,985	2,125,553

Equinix, Inc.(R)	5,065	2,115,651

T-Mobile US, Inc.(NON)	48,529	3,264,546

Verizon Communications, Inc.	35,465	1,628,198

Zayo Group Holdings, Inc.(NON)	56,463	1,980,157

		36,424,203
Communications equipment (0.2%)

Cisco Systems, Inc.	83,757	2,853,601

		2,853,601
Computers (2.6%)

Apple, Inc.	179,856	25,836,314

HP, Inc.	54,972	1,034,573

RealPage, Inc.(NON)	83,320	3,087,006

Western Digital Corp.	9,150	814,991

		30,772,884
Conglomerates (0.9%)

Danaher Corp.	56,014	4,667,647

Siemens AG (Germany)	37,820	5,421,567

		10,089,214
Consumer cyclicals (6.1%)

Amazon.com, Inc.(NON)	18,005	16,654,445

Ctrip.com International, Ltd. ADR (China)(NON)	12,843	648,700

Expedia, Inc.	18,340	2,452,425

Hanesbrands, Inc.(S)	127,208	2,774,406

Hilton Worldwide Holdings, Inc.	39,015	2,300,715

Home Depot, Inc. (The)	67,107	10,475,403

Live Nation Entertainment, Inc.(NON)	86,722	2,788,980

MasterCard, Inc. Class A	35,435	4,121,799

NIKE, Inc. Class B	46,959	2,601,998

O'Reilly Automotive, Inc.(NON)	11,486	2,850,251

Penn National Gaming, Inc.(NON)	98,612	1,822,350

Priceline Group, Inc. (The)(NON)	2,776	5,126,772

TJX Cos., Inc. (The)	54,084	4,253,166

Vulcan Materials Co.	7,211	871,666

Wal-Mart Stores, Inc.	32,156	2,417,488

Walt Disney Co. (The)	71,897	8,311,293

Wynn Resorts, Ltd.(S)	16,783	2,064,477

		72,536,334
Consumer staples (6.5%)

Altria Group, Inc.	75,529	5,421,472

Campbell Soup Co.	95,045	5,468,889

Colgate-Palmolive Co.	49,827	3,589,537

Constellation Brands, Inc. Class A	19,707	3,400,246

Costco Wholesale Corp.	31,549	5,600,578

CVS Health Corp.	36,401	3,000,898

Delivery Hero Holding GmbH (acquired 6/12/15 cost $446,716) (Private) (Germany)(F)(RES)(NON)	58	389,148

Dr. Pepper Snapple Group, Inc.	53,064	4,863,316

Edgewell Personal Care Co.(NON)	9,410	672,721

Hostess Brands, Inc.(NON)	27,355	468,865

Kraft Heinz Co. (The)	66,703	6,029,284

Kroger Co. (The)	92,066	2,729,757

Molson Coors Brewing Co. Class B	26,565	2,547,318

Mondelez International, Inc. Class A	45,583	2,052,602

PepsiCo, Inc.	128,030	14,503,238

Philip Morris International, Inc.	53,487	5,928,499

Pinnacle Foods, Inc.	15,785	917,898

Restaurant Brands International, Inc. (Canada)(S)	27,815	1,562,369

Walgreens Boots Alliance, Inc.	76,934	6,657,868

Yum China Holdings, Inc. (China)(NON)	51,845	1,768,951

		77,573,454
Electronics (3.3%)

Agilent Technologies, Inc.	48,634	2,677,302

Broadcom, Ltd.	33,073	7,302,849

Cavium, Inc.(NON)	44,309	3,050,675

FANUC Corp. (Japan)	13,700	2,784,243

NXP Semiconductor NV(NON)	18,324	1,937,763

Qorvo, Inc.(NON)(S)	97,834	6,655,647

Qualcomm, Inc.	79,573	4,276,253

Rockwell Automation, Inc.	26,751	4,209,270

Texas Instruments, Inc.	74,822	5,924,406

		38,818,408
Energy (4.0%)

Anadarko Petroleum Corp.	80,381	4,583,325

Arch Coal, Inc. Class A(NON)(S)	1,458	102,410

Cenovus Energy, Inc. (Canada)	178,111	1,775,826

Cheniere Energy, Inc.(NON)	87,975	3,989,666

Chevron Corp.	6,841	729,935

ConocoPhillips	143,182	6,859,850

EnCana Corp. (Canada)	125,023	1,338,109

EOG Resources, Inc.	34,821	3,220,943

Exxon Mobil Corp.	22,582	1,843,820

Halliburton Co.	87,087	3,995,552

Marathon Oil Corp.	61,426	913,405

Noble Energy, Inc.	73,629	2,380,426

Pioneer Natural Resources Co.	10,950	1,894,241

Plains All American Pipeline LP	39,787	1,163,770

QEP Resources, Inc.(NON)	124,902	1,475,093

Royal Dutch Shell PLC Class A (United Kingdom)	153,536	3,982,166

Schlumberger, Ltd.	23,529	1,707,970

Select Energy Services Class A(NON)(S)	120,875	1,857,849

Seven Generations Energy, Ltd. (Canada)(NON)	66,835	1,183,401

Suncor Energy, Inc. (Canada)	94,191	2,951,900

		47,949,657
Financials (9.2%)

American International Group, Inc.	85,096	5,183,197

Assured Guaranty, Ltd.	133,383	5,085,894

AvalonBay Communities, Inc.(R)	10,450	1,983,828

Bank of America Corp.	422,032	9,850,227

Boston Properties, Inc.(R)	13,993	1,771,514

CBRE Group, Inc. Class A(NON)	18,900	676,809

Charles Schwab Corp. (The)	66,779	2,594,364

Chubb, Ltd.	55,235	7,581,004

Douglas Emmett, Inc.(R)	16,256	612,364

E*Trade Financial Corp.(NON)	56,293	1,944,923

Equity Lifestyle Properties, Inc.(R)	13,205	1,068,417

Essex Property Trust, Inc.(R)	3,207	784,015

Federal Realty Investment Trust(R)(S)	6,122	801,309

Gaming and Leisure Properties, Inc.(R)	38,451	1,338,095

GGP, Inc.(R)	45,812	989,997

Goldman Sachs Group, Inc. (The)	25,443	5,694,143

Gores Holdings II, Inc. (Units)(NON)	51,253	528,931

Hamilton Lane, Inc. Class A(NON)	93,883	1,757,490

Hartford Financial Services Group, Inc. (The)	22,074	1,067,499

Intercontinental Exchange, Inc.	115,027	6,924,625

Invesco, Ltd.	320,903	10,570,545

Investment Technology Group, Inc.	143,354	2,854,178

JPMorgan Chase & Co.	166,928	14,522,736

Kimco Realty Corp.(R)	14,396	292,095

KKR & Co. LP	148,886	2,825,856

MetLife, Inc.	41,212	2,135,194

Oportun Financial Corp. (acquired 6/23/15, cost $386,984) (Private)(F)(RES)(NON)	135,784	383,115

Pebblebrook Hotel Trust(R)(S)	15,122	450,031

Prudential PLC (United Kingdom)	163,950	3,643,890

Public Storage(R)	7,613	1,594,010

Simon Property Group, Inc.(R)	10,471	1,730,437

Synchrony Financial	51,379	1,428,336

Visa, Inc. Class A	89,189	8,135,821

		108,804,889
Health care (7.4%)

Aetna, Inc.	5,143	694,665

Alexion Pharmaceuticals, Inc.(NON)	27,385	3,499,255

Amgen, Inc.	43,049	7,030,763

Becton Dickinson and Co.	25,529	4,773,157

Biogen, Inc.(NON)	15,703	4,258,811

Boston Scientific Corp.(NON)	151,384	3,993,510

Bristol-Myers Squibb Co.	83,519	4,681,240

C.R. Bard, Inc.	7,237	2,225,233

Cardinal Health, Inc.	15,331	1,112,877

Celgene Corp.(NON)	45,510	5,645,516

Cigna Corp.	22,042	3,446,708

DENTSPLY Sirona, Inc.	49,083	3,104,009

Eli Lilly & Co.	18,310	1,502,519

Express Scripts Holding Co.(NON)	17,399	1,067,255

Gilead Sciences, Inc.	19,530	1,338,782

Humana, Inc.	10,572	2,346,773

Intuitive Surgical, Inc.(NON)	4,008	3,350,167

Jazz Pharmaceuticals PLC(NON)	30,416	4,844,660

Johnson & Johnson	91,771	11,330,965

McKesson Corp.	9,678	1,338,371

Merck & Co., Inc.	132,494	8,258,351

Pfizer, Inc.	69,440	2,355,405

UnitedHealth Group, Inc.	19,076	3,336,011

Ventas, Inc.(R)	24,176	1,547,506

		87,082,509
Miscellaneous (0.1%)

Conyers Park Acquisition Corp. (Units)(NON)	63,307	807,797

		807,797
Semiconductor (0.4%)

Applied Materials, Inc.	125,219	5,085,144

		5,085,144
Software (2.7%)

Adobe Systems, Inc.(NON)	39,134	5,233,781

Everbridge, Inc.(NON)	22,049	511,757

Microsoft Corp.	309,749	21,205,417

Tencent Holdings, Ltd. (China)	58,481	1,829,986

Ubisoft Entertainment SA (France)(NON)	78,419	3,715,848

		32,496,789
Technology services (4.2%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	30,782	3,555,321

Alphabet, Inc. Class A(NON)	23,188	21,437,770

Cognizant Technology Solutions Corp. Class A(NON)	11,827	712,340

DXC Technology Co.(NON)	65,389	4,926,407

Facebook, Inc. Class A(NON)	94,013	14,125,453

Fidelity National Information Services, Inc.	41,467	3,491,107

salesforce.com, Inc.(NON)	22,244	1,915,653

		50,164,051
Transportation (0.7%)

American Airlines Group, Inc.(S)	69,279	2,952,671

Norfolk Southern Corp.	44,869	5,271,659

		8,224,330
Utilities and power (2.0%)

Ameren Corp.	25,507	1,394,978

American Electric Power Co., Inc.	22,585	1,531,941

American Water Works Co., Inc.	31,670	2,525,999

Calpine Corp.(NON)(S)	158,733	1,619,077

Edison International	29,564	2,364,233

Exelon Corp.	109,663	3,797,630

Kinder Morgan, Inc.	36,613	755,326

NextEra Energy, Inc.	17,246	2,303,376

NRG Energy, Inc.	175,277	2,962,181

PG&E Corp.	53,014	3,554,589

Sempra Energy	9,156	1,034,811

		23,844,141

Total common stocks (cost $619,553,937)		$707,413,540

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.5%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.6%)

Government National Mortgage Association Pass-Through Certificates
3.50%, with due dates from 2/20/43 to 11/20/45	$3,670,667	$3,828,526
3.50%, TBA, 5/1/47	6,000,000	6,234,375
3.00%, with due dates from 5/1/43 to 10/20/46	1,983,723	2,009,782
3.00%, TBA, 5/1/47	7,000,000	7,094,063

		19,166,746
U.S. Government Agency Mortgage Obligations (7.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 3/1/35	1,843	2,102
4.00%, with due dates from 7/1/42 to 9/1/45	4,806,957	5,091,607
3.50%, with due dates from 12/1/42 to 1/1/47	16,554,367	17,101,533
3.00%, 3/1/43	651,623	655,543

Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	2,439,480	2,721,613
5.00%, with due dates from 8/1/33 to 1/1/39	665,194	731,914
4.50%, 11/1/44	6,093,116	6,640,782
4.50%, TBA, 5/1/47	13,000,000	13,989,219
4.00%, 9/1/45	2,684,145	2,857,566
4.00%, TBA, 5/1/47	14,000,000	14,745,937
3.50%, with due dates from 5/1/43 to 1/1/47	13,862,601	14,313,005
3.50%, TBA, 6/1/47	1,000,000	1,026,250
3.50%, TBA, 5/1/47	2,000,000	2,056,719
3.00%, with due dates from 2/1/43 to 8/1/46	4,591,358	4,604,553
3.00%, TBA, 5/1/47	7,000,000	6,993,984

		93,532,327

Total U.S. government and agency mortgage obligations (cost $112,575,321)		$112,699,073

U.S. TREASURY OBLIGATIONS (11.7%)(a)
	Principal amount	Value

U.S. Treasury Bonds 2.75%, 8/15/42(SEG)(SEGSF)	$19,090,000	$18,439,747

U.S. Treasury Notes
2.00%, 2/15/22	5,880,000	5,937,560
2.00%, 11/30/20	44,660,000	45,265,005
1.875%, 11/30/21	6,480,000	6,508,046
1.375%, 9/30/18	23,230,000	23,283,629
1.125%, 3/31/20	7,770,000	7,700,252
1.125%, 12/31/19	31,470,000	31,253,889

Total U.S. treasury obligations (cost $138,808,784)		$138,388,128

CORPORATE BONDS AND NOTES (15.8%)(a)
	Principal amount	Value

Basic materials (0.8%)

Agrium, Inc. sr. unsec. unsub. notes 7.125%, 5/23/36 (Canada)	$182,000	$234,116

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	668,000	718,100

Cytec Industries, Inc. sr. unsec. unsub. notes 3.50%, 4/1/23	215,000	217,002

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25	235,000	242,055

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29	850,000	1,184,030

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	941,000	983,800

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	638,000	639,263

International Paper Co. sr. unsec. notes 8.70%, 6/15/38	10,000	14,428

INVISTA Finance, LLC 144A company guaranty sr. notes 4.25%, 10/15/19	356,000	365,790

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	1,610,000	1,593,739

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	1,265,000	1,744,416

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	187,000	255,435

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45%, 3/1/19	168,000	174,829

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	553,000	742,688

		9,109,691
Capital goods (0.5%)

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	1,040,000	1,063,752

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26	235,000	241,271

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	767,000	1,002,899

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35	307,000	324,885

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3.50%, 3/15/25	327,000	337,637

Northrop Grumman Systems Corp. company guaranty sr. unsec. unsub. notes 7.875%, 3/1/26	265,000	351,804

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6.25%, 5/15/38	370,000	476,329

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47	1,758,000	1,780,680

United Technologies Corp. sr. unsec. unsub. notes 5.70%, 4/15/40	100,000	122,948

United Technologies Corp. sr. unsec. unsub. notes 4.50%, 6/1/42	225,000	243,342

		5,945,547
Communication services (1.0%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6.125%, 3/30/40 (Mexico)	200,000	237,749

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)	335,000	344,272

American Tower Corp. sr. unsec. notes 3.40%, 2/15/19(R)	735,000	750,803

American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)	500,000	486,993

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	122,000	114,279

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	240,000	249,410

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	1,159,000	1,361,098

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	356,000	381,542

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A company guaranty sr. bonds 5.375%, 5/1/47	696,000	712,117

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22	645,000	869,044

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	268,000	343,145

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	610,000	606,227

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)	75,000	82,990

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	313,000	340,033

Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	170,000	169,416

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20	710,000	757,107

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 6.40%, 4/30/40	380,000	489,066

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	95,000	133,749

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	215,000	218,213

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21	955,000	963,356

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)	1,000,000	1,035,000

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045%, 6/20/36 (Spain)	355,000	443,581

Verizon Communications, Inc. sr. unsec. unsub. notes 5.90%, 2/15/54 (units)	1,638	43,604

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48	252,000	231,809

Videotron Ltd./Videotron Ltee. 144A sr. unsec. bonds 5.125%, 4/15/27 (Canada)	700,000	713,790

		12,078,393
Conglomerates (0.1%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity	1,111,000	1,180,215

		1,180,215
Consumer cyclicals (1.8%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85%, 3/1/39	190,000	264,166

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24	1,045,000	1,281,993

Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	330,000	342,548

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	847,000	909,855

CBS Corp. company guaranty sr. unsec. debs. 7.875%, 7/30/30	579,000	794,288

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	851,000	802,468

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	625,000	632,551

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26	375,000	403,038

Ford Motor Co. sr. unsec. unsub. notes 9.98%, 2/15/47	135,000	207,734

Ford Motor Co. sr. unsec. unsub. notes 7.75%, 6/15/43	1,290,000	1,617,977

Ford Motor Co. sr. unsec. unsub. notes 7.45%, 7/16/31	24,000	30,274

Ford Motor Co. sr. unsec. unsub. notes 7.40%, 11/1/46	200,000	254,017

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.134%, 8/4/25	477,000	483,521

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 3.096%, 5/4/23	318,000	312,895

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	680,000	675,943

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	395,000	402,114

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	250,000	251,721

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22	900,000	909,245

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 1/14/22	200,000	202,762

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)	300,000	336,613

Grupo Televisa SAB sr. unsec. unsub. notes 5.00%, 5/13/45 (Mexico)	355,000	334,446

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes 4.25%, 9/1/24	205,000	206,538

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. 144A sr. unsec. bonds 4.875%, 4/1/27	1,200,000	1,230,000

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15%, 2/1/23	460,000	590,475

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)	320,000	358,123

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)	150,000	163,166

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23	200,000	203,360

IHS Markit Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	215,000	224,675

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24	375,000	396,413

NVR, Inc. sr. unsec. notes 3.95%, 9/15/22	435,000	455,886

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23	195,000	203,808

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26	480,000	482,264

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	540,000	544,145

Owens Corning company guaranty sr. unsec. sub. notes 9.00%, 6/15/19	880,000	990,608

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25	164,000	167,254

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	390,000	397,476

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	670,000	717,429

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	1,195,000	1,206,950

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26	79,000	74,119

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25	175,000	185,358

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27	530,000	540,718

		20,788,934
Consumer staples (1.3%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	1,947,000	2,127,006

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26	428,000	436,145

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	200,000	216,621

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39	165,000	252,514

Bacardi, Ltd. 144A unsec. notes 4.50%, 1/15/21 (Bermuda)	495,000	522,567

Constellation Brands, Inc. company guaranty sr. unsec. unsub. bonds 3.70%, 12/6/26	525,000	531,408

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	715,000	782,508

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	631,728	787,931

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	636,218	659,158

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22	820,000	1,025,459

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	1,434,000	1,802,405

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	553,000	608,350

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	211,000	216,353

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4.875%, 6/27/44 (Mexico)	350,000	336,145

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46	670,000	637,463

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39	625,000	783,063

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40	309,000	375,818

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	1,166,000	1,202,438

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	1,030,000	1,082,596

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4.875%, 8/15/34	134,000	139,436

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	765,000	752,469

		15,277,853
Energy (1.6%)

BG Energy Capital PLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 10/15/21 (United Kingdom)	250,000	266,233

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)	670,000	663,608

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	1,448,000	1,629,000

Cenovus Energy, Inc. 144A sr. unsec. notes 4.25%, 4/15/27 (Canada)	700,000	694,331

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25	925,000	936,563

DCP Midstream Operating LP company guaranty sr. unsec. notes 3.875%, 3/15/23	276,000	269,100

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19	225,000	224,438

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22	276,000	276,994

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24	575,000	583,975

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	388,000	462,270

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7.875%, 9/15/31	1,070,000	1,393,796

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)	315,000	323,663

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	175,000	197,757

MPLX LP sr. unsec. unsub. notes 4.125%, 3/1/27	615,000	622,948

Nabors Industries, Inc. company guaranty sr. unsec. unsub. notes 4.625%, 9/15/21	600,000	606,000

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41	390,000	275,925

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)	348,000	337,560

Pride International, LLC company guaranty sr. unsec. unsub. notes 7.875%, 8/15/40	760,000	695,400

Sabine Pass Liquefaction, LLC sr. notes 5.625%, 4/15/23	532,000	585,887

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27	1,280,000	1,350,939

Sabine Pass Liquefaction, LLC 144A sr. bonds 4.20%, 3/15/28	225,000	225,299

Spectra Energy Capital, LLC company guaranty sr. unsec. sub. notes 6.20%, 4/15/18	580,000	603,401

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 8.00%, 10/1/19	820,000	920,184

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	480,000	544,989

Tosco Corp. company guaranty sr. unsec. notes 8.125%, 2/15/30	600,000	838,114

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	1,285,000	1,296,244

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26	427,000	438,980

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	1,022,000	1,061,072

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22	250,000	255,835

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24	342,000	354,825

		18,935,330
Financials (5.7%)

Aflac, Inc. sr. unsec. notes 6.45%, 8/15/40	82,000	108,481

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22	410,000	424,469

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21	630,000	646,084

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	705,000	721,744

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity	310,000	313,875

American Express Co. sr. unsec. notes 7.00%, 3/19/18	650,000	680,199

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	856,000	1,104,240

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,150,000	1,069,843

Assurant, Inc. sr. unsec. notes 6.75%, 2/15/34	198,000	239,790

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	221,825

Aviation Capital Group Corp. 144A sr. unsec. unsub. notes 7.125%, 10/15/20	265,000	303,060

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)	550,000	553,438

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)	135,000	148,331

Banco del Estado de Chile 144A sr. unsec. notes 2.00%, 11/9/17 (Chile)	400,000	400,192

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	314,000	336,373

Bank of America Corp. unsec. sub. FRN 1.891%, 9/15/26	275,000	249,935

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	600,000	705,340

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)	869,000	1,090,920

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7.25%, 2/1/18	331,000	344,693

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	703,000	732,139

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	155,000	161,598

BPCE SA 144A unsec. sub. notes 5.70%, 10/22/23 (France)	370,000	400,494

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	810,000	845,529

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	1,213,000	1,316,252

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	1,020,000	1,126,110

Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23	462,000	465,171

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	295,000	297,066

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	257,000	276,805

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	708,000	745,265

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity	956,000	1,004,398

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity	402,000	417,578

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	345,000	356,213

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4.625%, 12/1/23 (Netherlands)	250,000	266,151

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%, perpetual maturity (Netherlands)	718,000	838,265

Cooperative Rabobank UA company guaranty unsec. sub. notes 3.75%, 7/21/26 (Netherlands)	285,000	282,794

Credit Agricole SA 144A unsec. sub. notes 4.375%, 3/17/25 (France)	255,000	260,148

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)	1,770,000	1,797,890

Credit Suisse Group AG 144A unsec. sub. notes 6.50%, 8/8/23 (Switzerland)	729,000	811,290

EPR Properties company guaranty sr. unsec. sub. notes 5.25%, 7/15/23(R)	345,000	366,219

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	300,000	307,125

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	217,000	215,915

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	425,000	456,753

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)	1,962,000	2,097,572

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	1,835,000	1,864,714

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	282,000	351,718

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40	1,495,000	1,913,847

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)	555,000	553,549

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)	250,000	252,749

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5.625%, 8/15/35 (United Kingdom)	250,000	293,996

HSBC Bank USA, NA unsec. sub. notes 7.00%, 1/15/39	342,000	462,987

HSBC Holdings PLC unsec. sub. notes 6.50%, 5/2/36 (United Kingdom)	800,000	987,409

HSBC Holdings PLC unsec. sub. notes 4.25%, 8/18/25 (United Kingdom)	455,000	464,806

HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24	105,000	107,810

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	2,225,000	2,493,400

International Lease Finance Corp. sr. unsec. unsub. notes 6.25%, 5/15/19	275,000	295,969

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	330,000	344,042

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.90%, perpetual maturity	780,000	815,100

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20	555,000	625,715

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37	785,000	908,638

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97	340,000	446,674

Liberty Property LP sr. unsec. unsub. notes 3.375%, 6/15/23(R)	100,000	100,553

Lloyds Bank PLC company guaranty sr. unsec. unsub. notes 2.70%, 8/17/20 (United Kingdom)	220,000	222,728

Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45 (United Kingdom)	1,404,000	1,511,951

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)	530,000	548,495

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39	1,290,000	2,094,269

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	2,564,000	3,270,356

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)	285,000	302,883

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	640,000	664,479

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 8.25%, 12/1/31	415,000	589,057

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	840,000	785,400

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33	370,000	466,185

Pacific LifeCorp 144A sr. unsec. notes 6.00%, 2/10/20	365,000	396,552

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25	140,000	141,970

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22	213,000	229,274

Progressive Corp. (The) jr. unsec. sub. FRN 6.70%, 6/15/37	1,939,000	1,946,271

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	359,000	390,413

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	1,153,000	1,199,120

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)	1,045,000	1,132,269

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	420,000	448,518

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)	200,000	200,320

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,200,000	1,255,208

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	430,000	452,272

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)	290,000	293,301

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)	290,000	291,622

State Street Corp. jr. unsec. sub. FRB 2.131%, 6/15/37	1,693,000	1,487,724

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	412,000	432,444

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	263,000	358,792

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8.125%, 9/15/17), 3/15/46(STP)	570,000	629,850

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	659,000	653,174

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26	295,000	395,870

UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	2,640,000	2,772,370

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)	720,000	751,500

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	580,000	630,750

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	710,000	781,125

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)	787,000	822,395

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6.50%, 5/9/37	214,000	214,171

		67,554,326
Government (0.4%)

International Bank for Reconstruction & Development sr. unsec. unsub. bonds 7.625%, 1/19/23 (Supra-Nation)	4,000,000	5,153,920

		5,153,920
Health care (0.5%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	194,000	195,651

Actavis Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)	373,000	379,897

Actavis Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	186,000	191,206

Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42	205,000	208,983

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	185,000	197,256

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	430,000	456,338

Omega Healthcare Investors, Inc. company guaranty sr. unsec. bonds 5.25%, 1/15/26(R)	510,000	538,050

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)	145,000	143,188

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)	659,000	688,415

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4.75%, 1/30/20	121,000	129,410

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	748,000	714,624

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	458,000	449,057

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)	1,062,000	988,826

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.625%, 11/15/41	300,000	322,711

		5,603,612
Technology (0.6%)

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	215,000	224,785

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	297,000	309,915

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	421,000	408,788

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	1,077,000	1,092,883

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	813,000	898,639

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	271,000	350,749

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23	1,231,000	1,328,456

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18	162,000	170,957

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	925,000	886,196

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	1,475,000	1,423,794

		7,095,162
Transportation (0.2%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41	454,000	535,934

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40	109,000	133,555

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 97-4, Class A, 6.90%, 1/2/18	7,120	7,230

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 98-1, Class A, 6.648%, 9/15/17	15,618	15,853

Norfolk Southern Corp. sr. unsec. unsub. bonds 6.00%, 5/23/11	390,000	452,223

Penske Truck Leasing Co. Lp/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	540,000	523,581

Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22	547,619	605,119

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26	205,602	209,971

		2,483,466
Utilities and power (1.3%)

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	510,000	595,724

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42	138,000	147,208

Beaver Valley II Funding Corp. sr. bonds 9.00%, 6/1/17	6,000	6,036

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. FRB 4.45%, 7/15/27	240,000	245,533

Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	595,000	715,367

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	220,000	225,122

Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	450,000	470,309

EDP Finance BV 144A sr. unsec. unsub. notes 5.25%, 1/14/21 (Netherlands)	365,000	390,677

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	490,000	630,810

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26	437,000	433,639

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	540,000	563,107

Enel Finance International SA 144A company guaranty sr. unsec. unsub. notes 5.125%, 10/7/19 (Netherlands)	360,000	383,649

Energy Transfer Partners LP sr. unsec. unsub. bonds 4.20%, 4/15/27	115,000	115,786

Energy Transfer Partners LP sr. unsec. unsub. notes 7.60%, 2/1/24	470,000	542,018

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42	766,000	848,724

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	240,000	259,810

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	1,120,000	1,241,092

Great Plains Energy, Inc. sr. unsec. unsub. bonds 4.85%, 4/1/47	790,000	802,590

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)	185,000	233,630

ITC Holdings Corp. 144A sr. unsec. notes 6.05%, 1/31/18	365,000	375,659

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	179,000	181,944

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	420,000	429,442

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05%, 12/1/19	235,000	239,707

Oncor Electric Delivery Co., LLC sr. notes 7.00%, 9/1/22	445,000	538,942

Pacific Gas & Electric Co. sr. unsec. notes 6.35%, 2/15/38	418,000	548,599

Pacific Gas & Electric Co. sr. unsec. unsub. notes 5.80%, 3/1/37	140,000	173,772

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	145,000	153,159

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67	656,000	600,240

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21	623,000	653,121

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19	889,000	1,007,366

WEC Energy Group jr. unsec. sub. FRN 6.25%, 5/15/67	1,945,000	1,818,575

		15,571,357

Total corporate bonds and notes (cost $177,052,895)		$186,777,806

INVESTMENT COMPANIES (1.2%)(a)
	Shares	Value

SPDR S&P Regional Banking ETF(S)	257,449	$13,915,118

Total investment companies (cost $14,167,210)		$13,915,118

MORTGAGE-BACKED SECURITIES (0.9%)(a)
	Principal amount	Value

Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47	$520,000	$540,826

COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.763%, 12/10/44	500,000	544,500
FRB Ser. 14-CR18, Class C, 4.894%, 7/15/47	2,778,000	2,882,731
Ser. 13-CR13, Class AM, 4.449%, 12/10/23	777,000	835,819
Ser. 12-CR1, Class AM, 3.912%, 5/15/45	1,046,000	1,097,359

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1, 2.191%, 11/25/28	162,369	162,866

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 2.341%, 1/25/29	18,034	18,167
Ser. 01-79, Class BI, IO, 0.299%, 3/25/45	906,756	8,430

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	194,241	19

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C14, Class C, 4.709%, 8/15/46	683,000	699,084

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 12-C6, Class D, 5.313%, 5/15/45	772,000	796,395
Ser. 04-LN2, Class A2, 5.115%, 7/15/41	8,010	8,016
FRB Ser. 13-C13, Class C, 4.188%, 1/15/46	450,000	447,857

JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class D, 4.807%, 10/15/45	404,000	392,648

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31	128,981	132,088

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.602%, 3/15/45	1,794,000	1,809,428

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	2,064,529	154,840

WF-RBS Commercial Mortgage Trust Ser. 14-C19, Class C, 4.646%, 3/15/47	394,000	402,195

Total mortgage-backed securities (cost $11,534,078)		$10,933,268

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,057) (Private)(F)(RES)(NON)	371	$1,047

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $20,210) (Private)(F)(RES)(NON)	6,416	20,008

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $47,464) (Private)(F)(RES)(NON)	9,325	46,990

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $68,847) (Private)(F)(RES)(NON)	13,526	68,159

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $38,611) (Private)(F)(RES)(NON)	7,033	38,225

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $116,544) (Private)(F)(RES)(NON)	15,175	115,379

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $326,895) (Private)(F)(RES)(NON)	114,700	323,626

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $413,355) (Private)(F)(RES)(NON)	145,037	409,222

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $633,655) (Private)(F)(RES)(NON)	222,546	627,313

Total convertible preferred stocks (cost $1,666,638)		$1,649,969

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7.50%, 4/1/34	$215,000	$304,696

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718%, 1/1/49	350,000	501,568

OH State U. Rev. Bonds (Build America Bonds), 4.91%, 6/1/40	275,000	322,267

Total municipal bonds and notes (cost $841,322)		$1,128,531

SHORT-TERM INVESTMENTS (8.3%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 1.05%(AFF)	36,081,589	$36,081,589

Putnam Short Term Investment Fund 0.87%(AFF)	61,911,545	61,911,545

Total short-term investments (cost $97,993,134)		$97,993,134

TOTAL INVESTMENTS

Total investments (cost $1,174,193,319)(b)		$1,270,898,567

FORWARD CURRENCY CONTRACTS at 4/30/17 (aggregate face value $40,134,411) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	6/21/17	$1,572,620	$1,398,090	$(174,530)
	Canadian Dollar	Sell	7/19/17	509,517	519,423	9,906
Barclays Bank PLC
	Canadian Dollar	Sell	7/19/17	2,728,082	2,780,905	52,823
Citibank, N.A.
	Euro	Sell	6/21/17	14,111,936	13,725,638	(386,298)
	Japanese Yen	Sell	5/17/17	2,297,832	2,310,717	12,885
Credit Suisse International
	British Pound	Sell	6/21/17	5,724,725	5,450,928	(273,797)
	Canadian Dollar	Sell	7/19/17	1,626,830	1,659,112	32,282
Goldman Sachs International
	Japanese Yen	Sell	5/17/17	5,763,881	5,674,112	(89,769)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	7/19/17	4,049,290	4,127,682	78,392
	Swiss Franc	Buy	6/21/17	185,788	196,337	(10,549)
UBS AG
	Euro	Sell	6/21/17	2,356,831	2,291,467	(65,364)

Total						$(814,019)

FUTURES CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

S&P 500 Index E-Mini (Long)	18	$2,142,450	Jun-17	$17,589

Total				$17,589

TBA SALE COMMITMENTS OUTSTANDING at 4/30/17 (proceeds receivable $24,810,039) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3.50%, 5/1/47	$2,000,000	5/11/17	$2,056,719
Federal National Mortgage Association, 3.00%, 6/1/47	5,000,000	6/13/17	4,986,328
Federal National Mortgage Association, 3.00%, 5/1/47	18,000,000	5/11/17	17,984,531

Total			$25,027,578

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2016 through April 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,184,655,143.
(b)	The aggregate identified cost on a tax basis is $1,176,574,999, resulting in gross unrealized appreciation and depreciation of $119,815,185 and $25,491,617, respectively, or net unrealized appreciation of $94,323,568.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $2,422,232, or 0.2% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool and LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$—	$210,349,240	$174,267,651	$110,887	$36,081,589
	Putnam Short Term Investment Fund**	85,041,084	187,390,470	210,520,009	350,143	61,911,545
	Totals	$85,041,084	$397,739,710	$384,787,660	$461,030	$97,993,134
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $36,081,589, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $34,575,020.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs..
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $59,688,977 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $934,685 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $796,901 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$25,506,156	$—	$—
Capital goods	48,379,979	—	—
Communication services	36,424,203	—	—
Conglomerates	10,089,214	—	—
Consumer cyclicals	72,536,334	—	—
Consumer staples	77,184,306	—	389,148
Energy	47,949,657	—	—
Financials	108,421,774	—	383,115
Health care	87,082,509	—	—
Miscellaneous	807,797	—	—
Technology	160,190,877	—	—
Transportation	8,224,330	—	—
Utilities and power	23,844,141	—	—
Total common stocks	706,641,277	—	772,263
Convertible preferred stocks	—	—	1,649,969
Corporate bonds and notes	—	186,147,956	629,850
Investment companies	13,915,118	—	—
Mortgage-backed securities	—	10,933,268	—
Municipal bonds and notes	—	1,128,531	—
U.S. government and agency mortgage obligations	—	112,699,073	—
U.S. treasury obligations	—	138,388,128	—
Short-term investments	61,911,545	36,081,589	—

Totals by level	$782,467,940	$485,378,545	$3,052,082

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(814,019)	$—
Futures contracts	17,589	—	—
TBA sale commitments	—	(25,027,578)	—

Totals by level	$17,589	$(25,841,597)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$186,288	$1,000,307
Equity contracts	17,589	—

Total	$203,877	$1,000,307

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		5
Forward currency contracts (contract amount)		$46,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	UBS AG	Total

	Assets:
	Futures contracts§	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	9,906	52,823	12,885	32,282	—	78,392	—	—	186,288

	Total Assets	$9,906	$52,823	$12,885	$32,282	$—	$78,392	$—	$—	$186,288

	Liabilities:
	Futures contracts§	—	—	—	—	—	—	5,040	—	5,040
	Forward currency contracts#	174,530	—	386,298	273,797	89,769	10,549	—	65,364	1,000,307

	Total Liabilities	$174,530	$—	$386,298	$273,797	$89,769	$10,549	$5,040	$65,364	$1,005,347

	Total Financial and Derivative Net Assets	$(164,624)	$52,823	$(373,413)	$(241,515)	$(89,769)	$67,843	$(5,040)	$(65,364)	$(819,059)
	Total collateral received (pledged)##†	$(164,210)	$—	$(373,413)	$(127,504)	$(89,769)	$—	$—	$—
	Net amount	$(414)	$52,823	$—	$(114,011)	$—	$67,843	$(5,040)	$(65,364)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

George Putnam Balanced Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: June 27, 2017